Share-Based Payments (Compensation Cost And Valuation Assumption) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-Based Payment
Performance stock units	$ 397	$ 388	$ 411
Restricted stock and stock units	102	91	85
Other nonvested stock units	12	4	11
Other	0	6	6
Total	$ 511	$ 489	$ 513